SEGMENT REPORTING (Tables)	6 Months Ended
Jun. 30, 2014
SEGMENT REPORTING
Schedule of the Company's revenues generated from each segment
	For the Six Months Ended June 30, 2013
	Wafer	Cell and module		Other	Elimination	Total
Net sales	$502,973	$523,123		$4,842	$(369,411)	$661,527
-External sales	230,788	425,897		4,842	—	661,527
-Intersegment sales	272,185	97,226		—	(369,411)	—
Gross (loss) profit	$11,395	$21,064	*	$1,221	$(6,949)	$26,731	*

* Refer to note “12a Product warranties” for details on the reclassification.

	For the Six Months Ended June 30, 2014
	Wafer	Cell and module	Other	Elimination	Total
Net sales	$618,851	$766,613	$5,170	$(588,562)	$802,072
-External sales	175,481	621,421	5,170	—	802,072
-Intersegment sales	443,370	145,192	—	(588,562)	—
Gross (loss) profit	$33,432	$65,242	$2,494	$(245)	$100,923

Schedule of the Company's revenues generated from each product
	For the Six Months Ended June 30,
	2013	2014
Solar wafers	$171,250	$88,251
Service revenue from tolling arrangement	—	3,963
Solar modules	472,087	686,740
Power	3,230	5,848
Solar cells	231	2,310
Other materials	14,729	14,960
Total	$661,527	$802,072